Taxes on Income (Narratives) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Income tax rate	23.00%	23.00%	23.00%	23.00%
Temporary difference related to distribution of a dividend from exempt income in respect of which deferred taxes were not recognized	$ 757	₪ 2,435
The amount of deferred taxes which were not recognized	189	609
Carryforward tax losses of subsidiaries for which deferred taxes were recorded	418		$ 181
Carryforward tax losses for which deferred taxes were not recorded	392		363
Capital losses for which deferred taxes were not recorded	163		$ 165
Tax assessment from the Israeli Tax Authority (ITA) in respect of the 2012 2014 tax years	$ 94	₪ 303
Considerations related to Excess Profit	The operating income, as reported in the latest "Surplus Profit Report" for taxation of profits from natural resources for 2019 (with required adjustments as defined in the law), attributed to Bromine operation and Potash operation in the Dead Sea, was about $84 million and about $243 million (reflecting an average realized potash prices of about $286 per-tonne), respectively. At such level of operating income, a value of the property, plant and equipment, of above $0.7 billion for the Bromine mineral and above $2.3 billion for the Potash mineral (approximately an aggregate of $3 billion), would result in no natural resources tax liability. The global average realized potash price, in 2020, was about $230 per-tonne.	The operating income, as reported in the latest "Surplus Profit Report" for taxation of profits from natural resources for 2019 (with required adjustments as defined in the law), attributed to Bromine operation and Potash operation in the Dead Sea, was about $84 million and about $243 million (reflecting an average realized potash prices of about $286 per-tonne), respectively. At such level of operating income, a value of the property, plant and equipment, of above $0.7 billion for the Bromine mineral and above $2.3 billion for the Potash mineral (approximately an aggregate of $3 billion), would result in no natural resources tax liability. The global average realized potash price, in 2020, was about $230 per-tonne.